Debt (Restrictive covenants) (Details)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended
	Apr. 28, 2016 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2017	Dec. 31, 2016 USD ($)	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015 USD ($)	Jun. 19, 2015 USD ($)	Feb. 21, 2014 USD ($)	Mar. 20, 2013 USD ($)
Debt Instrument [Line Items]
Period of notice to draw on facility	15 days
Debt instrument, covenant compliance, net leverage to EBITDA (no more than) (as percent)		5.5		6.0			6.0
Leverage Ratio Between 4.50 and 499
Debt Instrument [Line Items]
Additional margin (as percent)						0.125%
Leverage Ratio Between 4.50 and 499 | Minimum
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA (no more than) (as percent)						4.50
Leverage Ratio Between 4.50 and 499 | Maximum
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA (no more than) (as percent)						4.99
Leverage Ratio Between 5.00 and 5.49
Debt Instrument [Line Items]
Additional margin (as percent)						0.25%
Leverage Ratio Between 5.00 and 5.49 | Minimum
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA (no more than) (as percent)						5.00
Leverage Ratio Between 5.00 and 5.49 | Maximum
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA (no more than) (as percent)						5.49
Leverage Ratio Between 5.50 and 6.00
Debt Instrument [Line Items]
Additional margin (as percent)						0.75%
Leverage Ratio Between 5.50 and 6.00 | Minimum
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA (no more than) (as percent)						5.50
Leverage Ratio Between 5.50 and 6.00 | Maximum
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA (no more than) (as percent)						6.00
Scenario, Forecast
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA (no more than) (as percent)			6.5		4.5
Amended Senior Secured Credit Facilities
Debt Instrument [Line Items]
Payment default or acceleration, minimum						$ 25,000,000
Amended Senior Secured Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 100,000,000		$ 100,000,000
$1,450 Senior Secured Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 1,450,000,000
Debt service cover ratio						1.15
$420 West Polaris Facility
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 420,000,000
$420 West Polaris Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 100,000,000
Sponsor Revolving Credit Facility
Debt Instrument [Line Items]
Payment default or acceleration, minimum						$ 25,000,000.0
Period to appeal order for warrant						60 days
Line of Credit | Amended Senior Secured Credit Facilities
Debt Instrument [Line Items]
Net leverage to EBITDA, expected In future years						5.0
Line of Credit | $440 Rig Financing Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 440,000,000		$ 440,000,000		$ 440,000,000
Line of Credit | $1,450 Senior Secured Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		1,450,000,000		1,450,000,000		1,450,000,000
Line of Credit | $420 West Polaris Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		420,000,000		420,000,000		420,000,000
Secured Debt | $440 Rig Financing Agreement
Debt Instrument [Line Items]
Debt face amount		$ 440,000,000		$ 440,000,000		$ 440,000,000
Debt instrument, covenant compliance, minimum market value of rigs to loan outstanding (as percent)		135.00%		135.00%		135.00%
Notes Payable to Banks
Debt Instrument [Line Items]
Debt covenant, cash and cash equivalents	$ 250,000,000	$ 150,000,000		$ 150,000,000		$ 150,000,000
Debt covenant, EBITDA to interest expense ratio						2.5
Debt covenant, current assets to current liabilities ratio						1
Debt covenant, percentage of shares in listed companies owned (as percent)						20.00%
Equity ratio (as percent)	30.00%					30.00%
Debt covenant, net debt to EBITDA (no greater than)						4.5
Notes Payable to Banks | West Vela
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum market value of rigs to loan outstanding (as percent)		125.00%		125.00%		125.00%		140.00%
Notes Payable to Banks | West Polaris
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum market value of rigs to loan outstanding (as percent)		125.00%		125.00%		125.00%